Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 11,368.0	$ 10,039.0	$ 8,857.4
Less reinsurance recoverables on unpaid losses	1,801.0	1,442.7	1,185.9
Net balance at beginning of period	9,567.0	8,596.3	7,671.5
Net loss and loss adjustment reserves acquired	0.0	(2.5)	222.4
Total beginning reserves		9,567.0	8,593.8	$ 7,893.9
Incurred related to:
Current year	18,782.1	16,967.1	14,657.1
Prior years	25.9	(87.5)	(315.1)
Total incurred	18,808.0	16,879.6	14,342.0
Paid related to:
Current year	12,201.5	11,149.0	9,577.3
Prior years	5,256.7	4,757.4	4,062.3
Total paid	17,458.2	15,906.4	13,639.6
Net balance at ending of period	10,916.8	9,567.0	8,596.3
Plus reinsurance recoverables on unpaid losses	2,170.1	1,801.0	1,442.7
Balance at ending of period	$ 13,086.9	$ 11,368.0	$ 10,039.0